Condensed Consolidating Financial Statements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2012 Covidien	Dec. 27, 2013 Mallinckrodt International Finance S.A.	Nov. 30, 2012 Mallinckrodt International Finance S.A. Covidien
Condensed Balance Sheet Statements, Captions [Line Items]
Percentage of ownership in MIFSA	100.00%	100.00%
MIFSA cash contribution from Covidien			$ 45